Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	₩ 303,535	₩ 279,607	₩ 271,925
Interest expense recognized as operating expense	374,665	356,345	293,854
Profit and loss from foreign currency transaction	27,268	27,407	67,976
BC Card Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	106,005	112,973	68,869
Interest expense recognized as operating expense	57,872	55,677	27,060
Profit and loss from foreign currency transaction	10,298	5,597	3,569
Dividend income	1,701	1,759	2,299
Gain (loss) on valuation	(576)	(11,112)	(7,860)
Gain (loss) on valuation of derivatives	57	48	₩ (418)
KT Cloud Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Gain on convertible preferred stock	₩ 317,178	₩ 311,312